Nature of Business and Basis of Presentation (Details)	12 Months Ended
Apr. 28, 2024 location segment state
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of locations | location	17
Number of states | state	10
Number of operating segments	1
Number of reportable segments	1